Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Debt Disclosure [Abstract]
2019	$ 2,611
2020	2,026
2021	101
2022	92
2023	38
Thereafter	1,500
Long-term debt and Capital lease obligations	$ 6,368	$ 6,450